Investments - Schedule of Fair Value of Acquired Assets and Liabilities (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Aug. 07, 2024	Mar. 08, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current	R$ 12,231			R$ 11,869
Non-current	18,199			17,251
Non-current	47,495			43,131
PP&E	3,715			3,256	R$ 2,411	R$ 2,419
Intangible	16,806			15,249	14,621	R$ 12,953
Operating rights	R$ 387			R$ 398	R$ 329
At fair value [member]
IfrsStatementLineItems [Line Items]
Non-current		R$ 6	R$ 5
Non-current		53	55
Other liabilities		6	5
PP&E		44	43
Intangible		6	7
Operating rights		3	5
Total net assets at fair value		R$ 47	R$ 50